Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Goodwill and intangible assets
10.	Goodwill and intangible assets

	2022
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total
January 1
Cost	$8,111,362	$-	$5,083,092	$386,561	$381,807	$13,962,822
Accumulated amortization and impairment	-	-	(1,359,018)	(71,169)	(26,478)	(1,456,665)
	$8,111,362	$-	$3,724,074	$315,392	$355,329	$12,506,157

January 1	$8,111,362	$-	$3,724,074	$315,392	$355,329	$12,506,157
Acquisition through business combination	2,279,812	572,159	685,334	210,630	-	3,747,935
Additions	-	-	-	-	44,648	44,648
Amortization expenses	-	(13,571)	(903,515)	(60,388)	(80,918)	(1,058,392)
Exchange difference	(718,698)	20,862	(317,571)	(21,885)	(34,041)	(1,071,333)
December 31	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015

December 31
Cost	$9,672,476	$595,256	$5,291,436	$566,591	$387,532	$16,513,291
Accumulated amortization	-	(15,806)	(2,103,114)	(122,842)	(102,514)	(2,344,276)
	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015
	2023
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total
January 1
Cost	$9,672,476	$595,256	$5,291,436	$566,591	$387,532	$16,513,291
Accumulated amortization	-	(15,806)	(2,103,114)	(122,842)	(102,514)	(2,344,276)
	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015

January 1	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015
Acquisition through business combination	$51,069,453	21,486,396	8,496,699	-	977,732	82,030,280
Additions	-	-	-	-	93,347	93,347
Amortization expenses	-	(52,205)	(1,402,133)	(111,530)	(243,906)	(1,809,774)
Disposal	-	-	-	-	(7,888)	(7,888)
Impairment	-	-	-	-	(298,424)	(298,424)
Exchange difference	-	(819)	(14,920)	(1,707)	(11,354)	(28,800)
December 31	$60,741,929	$22,012,822	$10,267,968	330,512	$794,525	$94,147,756

December 31
Cost	$60,741,929	$22,083,887	$13,788,135	566,591	$2,139,623	$99,320,165
Accumulated amortization	-	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	-	-	-	-	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756

	2024
	Goodwill	Trademarks	Customer relationships	Website platform	Computer software	Total
January 1
Cost	$60,741,929	$22,083,887	$13,788,135	$566,591	$2,139,623	$99,320,165
Accumulated amortization	-	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	-	-	-	-	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756

January 1	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
Acquisition through business combination	1,943,850	-	474,852	-	-	2,418,702
Additions	-	871	-	-	274,738	275,609
Amortization expenses	-	(50,876)	(1,693,877)	(108,233)	(248,094)	(2,101,080)
Impairment	(28,165,304)	(450,092)	(358,522)	(52,132)	-	(29,026,050)
Exchange difference	(560,422)	(23,481)	(113,205)	(17,738)	(61,457)	(776,303)
December 31	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

December 31
Cost	$62,072,215	$22,046,603	$13,927,330	$530,650	$2,104,882	$100,681,680
Accumulated amortization	-	(116,327)	(4,998,808)	(327,158)	(1,345,170)	(6,787,463)
Accumulated impairment	(28,112,162)	(441,032)	(351,306)	(51,083)	-	(28,955,583)
	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

Note: The trademarks acquired through business combination include $21,484,644 of trademarks with indefinite useful lives.

a)	Acquisition of intangible assets through business combination please refer to Note 32 for details.

b)	The impairment loss recognized for the year ended December 31, 2024 was mainly related to goodwill, when assessing impairment for goodwill, other related intangibles from each cash-generating unit is also considered in recognizing impairment, please refer to Note 11 b) for details.

c)	The impairment loss recognized for the year ended December 31, 2023 was related to computer software, please refer to Note 11 c) for details.